ACQUISITIONS - Hotels and Companies (Details) - Series of Individually Immaterial Business Acquisitions [Member] ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item
Acquisitions
Cash consideration | ¥	¥ 26	¥ 54	¥ 7
Number of hotels acquired			2
Number of companies acquired	3	3